Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2021	$ 602,450	$ 25,680	$ 25,783	$ 1,139,775	$ 1,793,688	$ 486,598	$ 2,280,286
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Cash distribution to owners of the Company	(552,316)	0	0	0	(552,316)	0	(552,316)
Share-based payment transactions	0		8,502		8,502	2,104	10,606
Total contributions by and distributions to owners	(552,316)	0	8,502	0	(543,814)	2,104	(541,710)
Changes in ownership interests in subsidiaries
Dilution of investment in subsidiary	0	0	0	57,585	57,585	135,567	193,152
Acquisition of subsidiary with non-controlling interest	0	0	41	0	41	0	41
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	36,725	36,725
Total changes in ownership interests in subsidiaries	0	0	41	57,585	57,626	172,292	229,918
Total comprehensive income for the year
Net profit for the year	0	0	0	312,652	312,652	37,007	349,659
Other comprehensive income for the year, net of tax	0	(24,474)	8,227	(5,420)	(21,667)	(568)	(22,235)
Total comprehensive income for the year	0	(24,474)	8,227	307,232	290,985	36,439	327,424
Balance at Dec. 31, 2022	50,134	1,206	42,553	1,504,592	1,598,485	697,433	2,295,918
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Dividend declared and paid	0	0	0	(150,365)	(150,365)	0	(150,365)
Share-based payment transactions	0	0	4,753	0	4,753	1,386	6,139
Own shares acquired	0	0	0	(28,130)	(28,130)	0	(28,130)
Total contributions by and distributions to owners	0	0	4,753	(178,495)	(173,742)	1,386	(172,356)
Changes in ownership interests in subsidiaries
Acquisition of shares of subsidiary from holders of rights not conferring control	0	0	25,502	0	25,502	103,812	129,314
Investments from holders of non-controlling interests in equity of subsidiary		0	0	0	0	63,878	63,878
Total changes in ownership interests in subsidiaries	0	0	25,502	0	25,502	167,690	193,192
Total comprehensive income for the year
Net profit for the year	0	0	0	(235,978)	(235,978)	25,030	(210,948)
Other comprehensive income for the year, net of tax	0	(4,864)	(3,016)	(3,078)	(10,958)	(24,624)	(35,582)
Total comprehensive income for the year	0	(4,864)	(3,016)	(239,056)	(246,936)	406	(246,530)
Balance at Dec. 31, 2023	50,134	(3,658)	69,792	1,087,041	1,203,309	866,915	2,070,224
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Dividend declared and paid	0	0	0	(200,551)	(200,551)	0	(200,551)
Share-based payment transactions	0	0	(15,021)	16,240	1,219	1,035	2,254
Own shares acquired	0	0	0	(10,715)	(10,715)	0	(10,715)
Total contributions by and distributions to owners	0	0	(15,021)	(195,026)	(210,047)	1,035	(209,012)
Changes in ownership interests in subsidiaries
Dilution of investment in subsidiary	0	0	0	(107)	(107)	99,171	99,064
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	47,360	47,360
Other	0	0	0	0	0	(2,093)	(2,093)
Total changes in ownership interests in subsidiaries	0	0	0	(107)	(107)	144,438	144,331
Total comprehensive income for the year
Net profit for the year	0	0	0	597,673	597,673	36,414	634,087
Other comprehensive income for the year, net of tax	0	6,278	9,183	1,616	17,077	2,834	19,911
Total comprehensive income for the year	0	6,278	9,183	599,289	614,750	39,248	653,998
Balance at Dec. 31, 2024	$ 50,134	$ 2,620	$ 63,954	$ 1,491,197	$ 1,607,905	$ 1,051,636	$ 2,659,541